Impairment loss on financial instruments, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss in derivative financial instruments and changes in foreign currency, net	$ (1,226)	$ (437)	$ (486)
Gain (loss) in financial instruments at fair value through profit or loss	648	(732)	(2,883)
Gain (loss) realized in financial instruments at fair value with changes in other comprehensive income	194	249	(356)
(Loss) gain on sale of loans	(625)	181	806
Loss on Financial Instruments	$ (1,009)	$ (739)	$ (2,919)